Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period EndDate	Aug. 31, 2015
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	0000745463
Amendment Flag	false
Document Creation Date	Dec. 23, 2015
Document Effective Date	Jan. 01, 2016
Prospectus Date	Jan. 01, 2016
Parametric Emerging Markets Core Fund | Investor Class
Risk/Return:
Trading Symbol	EAPEX
Parametric Emerging Markets Core Fund | Institutional Class
Risk/Return:
Trading Symbol	EIPEX